Computation of net income (loss) per share	12 Months Ended
Dec. 31, 2013
Computation of net income (loss) per share [Abstract]
Computation of net income (loss) per share

Note 16. Computation of net income (loss) per share

The Company complies with ASC 260, Earnings Per Share , which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares outstanding for the reporting periods. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of common stock that then share in the income of the Company. The difference between the number of common shares used to compute basic net income (loss) per share and diluted net income per share relates to additional common shares that would be issued upon the assumed exercise of stock options and warrants, net of the common shares that would hypothetically be repurchased using the proceeds received from the original exercise.

The following table is a reconciliation of the numerator and denominator of the basic and diluted income (loss) per share computations for the years ended December 31, 2013, 2012 and 2011:

(in thousands, except per share amounts)	Year ended December 31,
Numerator:	2013	2012	2011
Net income (loss) attributable to Stratasys Ltd.- numerator for basic net income (loss) per share	$(26,954)	$8,491	$20,626
Add: Effect of dilutive securities
Earn-out	(1,683)	-	-
Numerator for diluted income (loss) per share	(28,637)	8,491	20,626

Denominator:
Weighted average shares - denominator for basic net income (loss) per share	42,079	22,812	21,133
Add: Effect of dilutive securities
Earn-out	20	-	-
Stock options and other equity compensation	-	964	520
Denominator for diluted income (loss) per share	42,099	23,776	21,653

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(0.64)	$0.37	$0.98
Diluted	$(0.68)	$0.36	$0.95

There were no additional ordinary shares deriving from stock option plan included in the 2013 diluted calculation since they had an antidilutive effect on loss per share.

Earn-out obligation is included in basic earnings per share calculation only when there is no circumstance under which the earn-out settlement shares would not be issued. When calculating diluted earnings per share, earn-out obligation settlement shares will be included in the denominator of the calculation as of the beginning of the interim period in which the earn-out conditions are satisfied.